Equity Method Investments (Tables)	12 Months Ended
Aug. 31, 2013
Equity Method Investments [Abstract]
Equity method investment
Equity method investments as of August 31, 2013 and 2012, were as follows (in millions, except percentages):

	2013		2012
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
Alliance Boots	$6,261	45%	$6,140	45%
Other equity method investments	7	30% - 50%	7	30% - 50%
Total Equity Method Investments	$6,268		$6,147

Summarized balance sheet and income statement information of equity method investees
Summarized financial information for the Company's equity method investees is as follows:
Balance Sheet (in millions)
	At August 31,
	2013(1)	2012(1)
Current Assets	$8,906	$9,193
Non-Current Assets	19,484	20,085
Current Liabilities	7,204	7,254
Non-Current Liabilities	12,228	13,269
Shareholders' Equity (2)	8,958	8,755

Income Statement (in millions)
	Year Ended August 31,
	2013(3)	2012	2011
Net Sales	$30,446	$37	$37
Gross Profit	6,391	17	19
Net Earnings	1,022	2	5
Share of income from investments accounted for using the equity method(3)	345	1	2

(1) Net assets in Alliance Boots are translated at the May 31, 2013 spot rate of $1.52 to one British pound Sterling, corresponding to the three-month lag.  Fiscal 2012 net assets in Alliance Boots were translated at a spot rate of $1.57 to one British pound Sterling.
(2) Shareholders' equity at August 31, 2013 and 2012, includes $374 million and $380 million related to non-controlling interests, respectively.
(3) The Company utilizes a three-month lag in reporting its share of equity income in Alliance Boots.  Earnings reflect $57 million, $44 million net of tax, of incremental acquisition-related amortization for the ten-month period ending August 31, 2013.  Earnings in Alliance Boots are translated at the average exchange rate of $1.57 to one British pound Sterling for the year ended August 31, 2013.  Ten months of operating results are presented for Alliance Boots in fiscal 2013 corresponding to the three-month lag after closing the investment on August 2, 2012.  Walgreens Boots Alliance Development GmbH operations are excluded from these results as the Company consolidates the joint venture.